8. Share Capital (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share Capital Tables
Stock Purchase Warrants
Number of Warrants	Exercise Price	Expiry
116,760	$0.86	no expiry date
1,209,675	4.25	January 2019
100,000	4.00	July 2016

Number of Warrants	Exercise Price	Expiry

116,760	$0.86	no expiry date
403,226	5.94	January 2018